Deferred income tax - Additional information (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	$ 35.7	$ 64.8